Related party transactions	12 Months Ended
Dec. 31, 2025
Related party transactions
Related party transactions

15. Related party transactions

(a) Key management personnel compensation

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company. The Board of Directors, President and Chief Executive Officer and Chief Financial Officer are key management personnel for all periods.

In addition to their salaries, the Company also provides non‑cash benefits and participation in the Stock Option Plan. The following table details the compensation paid to key management personnel:

Year ended December 31	2025	2024	2023
Salaries, fees and short-term benefits	$758	$726	$633
Share-based payments	68	112	164
	$826	$838	$797

(b) Transactions with related parties

Directors and key management personnel control 27% of the voting shares of the Company as at December 31, 2025 (2024 – 27%).

During the year ended December 31, 2025, the Company paid GVI-CDS, a company controlled by the Chief Executive Officer, a total of $85 (2024 – $85; 2023 – $85) for business administration services, $222 (2024 – $222; 2023 – $222) in rental costs, $44 (2024 – $44; 2023 – $36) for information technology support services, and $468 (2024 – $439; 2023 – $318) for clinical research services. As described in note 14(a), the business administration services summarized above are provided to the Company through a consulting agreement with GVI-CDS.

Research and development services are provided through a consulting agreement with CanAm Bioresearch Inc. (“CanAm”), a company controlled by the Chief Executive Officer. During the year ended December 31, 2025, the Company paid CanAm $31 (2024 – $5; 2023 – $7) for research and development services.

On June 24, 2024, the Company announced that it had signed an asset purchase agreement with CanAm for the acquisition of the patent and intellectual property related to all of the assets of CanAm as they relate to the business of developing pyridoxal 5’-phosphate analogues (“P5P Analogues”). In exchange for these assets, Medicure is to provide consideration of $100 upon closing of the transaction, which is subject to regulatory approval, in addition to $500 upon the Company filing its first investigational new drug application, $250 upon the Company filing its first New Drug Application and $500 upon the Company obtaining NDA approval for the P5P Analogues. In addition, Medicure shall pay to CanAm 10% of net proceeds received with respect to transactions relating to the Assets, including: (i) the sale or transfer of all or substantially all of the Assets to a third party purchaser who is not an affiliate of Medicure; (ii) any license to develop, commercialize, use, offer for sale, sell, import, export or exploit P5P Analogues up to a maximum value payable to CanAm of $20,000 and (iii) the sale of an United State Food and Drug Administration priority review voucher obtained in connection with the development of P5P Analogues.

During the year ended December 31, 2024, the Company paid CanAm $100 in consideration upon closing of the transaction, consistent with the terms of the agreement. The Company has recorded a corresponding intangible asset in relation to this payment.

These transactions have been measured at the exchange amount, which is the amount of consideration established and agreed to by the related parties.

As at December 31, 2025, included in accounts payable and accrued liabilities is $107 (2024 – $32) payable to GVI-CDS.

Effective October 1, 2021, the Company signed a consulting agreement with its Chief Executive Officer, through ADF Family Holding Corp., a company owned by the Chief Executive Officer, for a term of 36 months, at a rate of $18 per month, increasing to $22 per month effective January 1, 2024. The aforementioned monthly fee shall be reviewed annually on January 1 by the Board of Directors of the Company for each succeeding year during the term of the agreement and may be adjusted at the sole discretion of the Board of Directors. The Company may terminate the agreement at any time upon 120 days’ written notice. As at December 31, 2025, there are no outstanding amounts (2024 - nil) payable to ADF Family Holding Corp. as a result of this consulting agreement.

Effective June 1, 2022, the Company signed a consulting agreement with its Chief Financial Officer, through 10055098 Manitoba Ltd., a company owned by the Chief Financial Officer. Effective March 1, 2023, the rate was changed to $10 per month, increasing to $11 per month effective January 1, 2024, and subsequently increasing to $13 per month effective May 01, 2024. Effective January 1, 2025, the rate changed to $14 per month. The aforementioned fee shall be reviewed annually on January 1. The Company can terminate the agreement with 30 days’ written notice; otherwise, the agreement has an indefinite term. As at December 31, 2025, there were no amounts payable to 10055098 Manitoba Ltd. (December 31, 2024 - nil).